Shareholders' equity (Tables)	12 Months Ended
Mar. 29, 2026
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Transactions Affecting Issued and Outstanding Share Capital
The transactions affecting the issued and outstanding share capital of the Company are described below:

(in millions of Canadian dollars, except share amounts)	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 30, 2025	51,004,076	1.4	45,830,391	108.2	96,834,467	109.6
Exercise of stock options	—	—	56,881	0.5	56,881	0.5
Settlement of RSUs	—	—	251,094	4.0	251,094	4.0
Total share issuances	—	—	307,975	4.5	307,975	4.5
March 29, 2026	51,004,076	1.4	46,138,366	112.7	97,142,442	114.1
The transactions affecting the issued and outstanding share capital of the Company are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
March 31, 2024	51,004,076	1.4	45,528,438	103.5	96,532,514	104.9
Exercise of stock options	—	—	115,296	0.6	115,296	0.6
Settlement of RSUs	—	—	186,657	4.1	186,657	4.1
Total share issuances	—	—	301,953	4.7	301,953	4.7
March 30, 2025	51,004,076	1.4	45,830,391	108.2	96,834,467	109.6

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
April 2, 2023	51,004,076	1.4	53,184,912	117.3	104,188,988	118.7
Purchase of subordinate voting shares	—	—	(7,855,007)	(17.8)	(7,855,007)	(17.8)
Total share purchases	—	—	(7,855,007)	(17.8)	(7,855,007)	(17.8)
Exercise of stock options	—	—	64,058	0.2	64,058	0.2
Settlement of RSUs	—	—	134,475	3.8	134,475	3.8
Total share issuances	—	—	198,533	4.0	198,533	4.0
March 31, 2024	51,004,076	1.4	45,528,438	103.5	96,532,514	104.9